Income Taxes (Detail) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Income tax expense (benefit)	$ 65,958	$ (16,911)	$ 7,996	$ 37,937	$ 291
Effective income tax rate	37.20%		5.70%	277.20%	7.40%
Income tax benefit adjustment		(51,300)
Deferred tax assets, current	$ 56,846		$ 33,555	$ 0
Increase (decrease) in valuation allowance				45,600	$ 1,900
Cumulative foreign earnings			300
Unrecognized tax benefits			10,594	7,991	$ 634
Accrual of interest and penalties			$ 300	$ 100
Tax examination, description			All of the Company's tax years will remain open for examination by federal and state authorities for three and four years from the date of utilization of any net operating losses and tax credits.
Other Assets [Member]
Income Tax Disclosure [Line Items]
Deferred tax assets, noncurrent			$ 8,400
Federal [Member]
Income Tax Disclosure [Line Items]
Income tax benefit adjustment		(44,900)
Deferred tax assets, research credit carryforwards			$ 100
Tax credit carryforwards, expiration year			Begin to expire in 2028
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Income tax benefit adjustment		$ (6,400)
State and Local Jurisdiction [Member] | CALIFORNIA
Income Tax Disclosure [Line Items]
Deferred tax assets, research credit carryforwards			$ 2,800